Condensed Parent Information, Statements of Cash Flows (FY) (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 06, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income		$ 3,931,556	$ 1,648,286	$ 7,346,326	$ 3,292,138	$ 5,015,064	$ 5,798,808
Adjustments to reconcile net income to net cash used in operating activities:
Other				1,869,609	1,457,176	(102,663)	3,918,803
Net cash provided by operating activities				12,197,707	5,641,998	6,642,301	11,590,741
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of preferred stock				0	(12,000,000)	(12,000,000)	0
Proceeds from issuance of common stock				1,079,979	37,591,479	37,852,113	803,957
Payment of dividends on preferred stock	$ (195,000)			0	(195,000)	(195,000)	(752,000)
Net cash provided by financing activities				95,510,265	50,897,399	93,772,547	31,506,275
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities				(50,499,746)	(42,452,279)	(56,136,272)	(54,313,341)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS				57,208,226	14,087,118	44,278,576	(11,216,325)
CASH AND CASH EQUIVALENTS, beginning of year				113,026,884	68,748,308	68,748,308	79,964,633
CASH AND CASH EQUIVALENTS, end of year		$ 170,235,110	$ 82,835,426	170,235,110	82,835,426	113,026,884	68,748,308
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income						5,015,000	5,799,000
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed income of subsidiary						(7,134,000)	(3,520,000)
Other						(2,449,000)	1,234,000
Net cash provided by operating activities						(4,568,000)	3,513,000
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of note payable						10,000,000	0
Repayment of note payable						0	(2,000,000)
Redemption of preferred stock						(12,000,000)	0
Proceeds from issuance of common stock						37,853,000	804,000
Payment of dividends on preferred stock						(195,000)	(752,000)
Net cash provided by financing activities						35,658,000	(1,948,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash for purchase of Capstone Bancshares, Inc.						(14,222,000)	0
Capital injection in subsidiary						(15,000,000)
Net cash used in investing activities						(29,222,000)	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS						1,868,000	1,565,000
CASH AND CASH EQUIVALENTS, beginning of year				$ 3,936,000	$ 2,068,000	2,068,000	503,000
CASH AND CASH EQUIVALENTS, end of year						$ 3,936,000	$ 2,068,000